Document And Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 28, 2012	Feb. 18, 2013
Document And Entity Information [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Dec. 28, 2012
Entity Registrant Name	URS CORP /NEW/
Entity Central Index Key	0000102379
Current Fiscal Year End Date	--12-28
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 3,142.4
Entity Common Stock, Shares Outstanding		77,021,153
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY